Subsequent Events - Narrative (Detail)				1 Months Ended
	Jul. 18, 2017 USD ($) Property	Feb. 22, 2017 USD ($)	Jan. 03, 2017	Mar. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Dec. 15, 2016
Subsequent Event [Line Items]
Stock split, conversion ratio			0.1
Park and HGV
Subsequent Event [Line Items]
Percentage of outstanding common stock subject to spin-off						100.00%
Park Hotels & Resorts Inc
Subsequent Event [Line Items]
Stock split, conversion ratio			0.2
Timeshare Inventory
Subsequent Event [Line Items]
Purchase commitment					$ 18,000,000
Deposit amount, purchase commitment in 2018					$ 3,000,000
Non-recourse Debt
Subsequent Event [Line Items]
Debt instrument, face amount		$ 350,000,000
Debt instrument, issuance date		Mar. 06, 2017
Non-recourse Debt | 2.66% Notes
Subsequent Event [Line Items]
Debt instrument, face amount		$ 291,000,000		$ 291,000,000
Debt instrument, stated interest rate		2.66%		2.66%
Debt instrument, maturity date		Dec. 26, 2028
Non-recourse Debt | 2.96% Notes
Subsequent Event [Line Items]
Debt instrument, face amount		$ 59,000,000		$ 59,000,000
Debt instrument, stated interest rate		2.96%		2.96%
Debt instrument, maturity date		Dec. 26, 2028
BRE Ace Holdings | Subsequent Event
Subsequent Event [Line Items]
Cash contributed to an equity method investment	$ 40,000,000
Equity method investment, ownership percentage	25.00%
Number of real estate properties | Property	1,201